INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3: INVENTORIES

Inventories consist of the following as of December 31, 2023 and 2022:

Details	2023	2022
Raw materials	$145,894	$158,763
Work in process	116,698	116,553
Finished goods	20,096	26,792
	$282,688	$302,108

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $8,327 and $8,192 as of December 31, 2023 and 2022, respectively.